Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets, Net

NOTE 7 — Goodwill and Intangible Assets, Net

The following table presents our goodwill and intangible assets as of December 31, 2014 and 2013:

	December 31,
	2014	2013
	(In thousands)
Goodwill	$3,955,901	$3,663,674
Intangible assets with indefinite lives	976,638	875,688
Intangible assets with definite lives, net	313,449	235,353

	$5,245,988	$4,774,715

Impairment Assessments. We perform our annual assessment of possible impairment of goodwill and indefinite-lived intangible assets as of October 1, or more frequently if events and circumstances indicate that impairment may have occurred. As of October 1, 2014 and 2013, we had no impairments to goodwill but recorded a $3 million impairment charge for both periods related to an indefinite-lived trade name within our Core OTA segment, which was included in intangible amortization during the year ended December 31, 2014 and 2013.

Goodwill. The following table presents the changes in goodwill by reportable segment:

	Core OTA	trivago	Egencia	eLong	Total
	(In thousands)
Balance as of January 1, 2013	$2,779,154	$—	$193,282	$43,234	$3,015,670
Additions	—	633,436	—	3,009	636,445
Foreign exchange translation	8,911	—	1,369	1,279	11,559

Balance as of December 31, 2013	2,788,065	633,436	194,651	47,522	3,663,674
Additions	402,752	1,045	—	14,611	418,408
Foreign exchange translation	(45,646)	(41,062)	(38,327)	(1,146)	(126,181)

Balance as of December 31, 2014	$3,145,171	$593,419	$156,324	$60,987	$3,955,901

In 2014 and 2013, the additions to goodwill relate primarily to our acquisitions as described in Note 3 — Acquisitions.

As of December 31, 2014 and 2013, accumulated goodwill impairment losses in total were $2.5 billion, of which $21 million is associated with eLong and the remainder with Core OTA.

Indefinite-lived Intangible Assets. Our indefinite-lived intangible assets relate principally to trade names and trademarks acquired in various acquisitions.

Intangible Assets with Definite Lives. The following table presents the components of our intangible assets with definite lives as of December 31, 2014 and 2013:

	December 31, 2014			December 31, 2013
	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
	(In thousands)
Supplier relationships	$357,022	$(200,257)	$156,765	$258,973	$(186,625)	$72,348
Technology	257,045	(216,841)	40,204	253,371	(190,479)	62,892
Customer lists	110,302	(29,225)	81,077	93,412	(23,884)	69,528
Affiliate agreements	157,540	(154,825)	2,715	159,110	(154,209)	4,901
Other	298,493	(265,805)	32,688	286,287	(260,603)	25,684

Total	$1,180,402	$(866,953)	$313,449	$1,051,153	$(815,800)	$235,353

Amortization expense was $80 million, $72 million and $32 million for the years ended December 31, 2014, 2013 and 2012. The estimated future amortization expense related to intangible assets with definite lives as of December 31, 2014, assuming no subsequent impairment of the underlying assets, is as follows, in thousands:

2015	$86,753
2016	56,781
2017	42,161
2018	35,123
2019	24,997
2020 and thereafter	67,634

Total	$313,449